Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax provision at federal statutory rate	$ (32,146)	$ (29,363)	$ (16,635)
Tax on income not subject to entity level federal income tax	0	29,859	17,716
Tax rate differences on income in other jurisdictions	0	0	172
State income taxes, net of federal tax effect	1,741	0	(423)
Noncontrolling interest	25,375	0	0
Fair value of warrant liability	16,668	0	0
Changes in valuation allowance	(50)	(301)	15
Stock Compensation	0	0	(851)
Other	163	(797)	397
Total income tax expense (benefit)	$ 11,751	$ (602)	$ 391
Effective tax rate	(7.70%)	0.40%	(0.50%)